Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Selling, general and administrative expenses	[1]	¥ (6,688,246)	¥ (5,305,433)	¥ (2,920,649)
Total operating expenses	[1]	(11,903,082)	(9,419,700)	(4,646,555)
Loss from operations		(8,705,523)	(6,579,405)	(4,293,736)
Interest income		1,058,771	743,034	133,036
Interest expense		(132,192)	(55,336)	(22,451)
Other non-operating income, net		36,318	70,253	9,183
Exchange gain (loss) from foreign currency transactions		(1,460,151)	313,580	81,181
Fair value gain on derivative assets or derivative liabilities		59,357	79,262	1,362,025
Loss before income tax expenses and share of results of equity method investees		(9,118,358)	(4,837,106)	(2,730,762)
Income tax expenses		24,731	25,990	1,223
Share of results of equity method investees		4,117	0	0
Net loss		(9,138,972)	(4,863,096)	(2,731,985)
Accretion on Preferred Shares to redemption value		0	0	2,157,744
Net loss attributable to ordinary shareholders of XPeng Inc.		(9,138,972)	(4,863,096)	(4,889,729)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax		3,192,573	(918,168)	(724,433)
Total comprehensive loss attributable to XPeng Inc.		(5,946,399)	(5,781,264)	(3,456,418)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(5,946,399)	(5,781,264)	(5,614,162)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(22,896)	(8,966)	(13,430)
Total operating expenses		(22,896)	(8,966)	(13,430)
Loss from operations		(22,896)	(8,966)	(13,430)
Interest income		314,668	208,463	43,001
Interest expense		0	0	(5,935)
Equity in loss of subsidiaries and VIEs		(7,074,057)	(5,696,578)	(4,487,049)
Other non-operating income, net		35,867	84,620	0
Exchange gain (loss) from foreign currency transactions		(2,380,873)	470,103	369,403
Fair value loss on long-term investments		(75,155)	0	0
Fair value gain on derivative assets or derivative liabilities		59,357	79,262	1,362,025
Loss before income tax expenses and share of results of equity method investees		(9,143,089)	(4,863,096)	(2,731,985)
Income tax expenses		0	0	0
Share of results of equity method investees		4,117	0	0
Net loss		(9,138,972)	(4,863,096)	(2,731,985)
Accretion on Preferred Shares to redemption value		0	0	(2,157,744)
Net loss attributable to ordinary shareholders of XPeng Inc.		(9,138,972)	(4,863,096)	(4,889,729)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax		3,192,573	(918,168)	(724,433)
Total comprehensive loss attributable to XPeng Inc.		(5,946,399)	(5,781,264)	(3,456,418)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,946,399)	¥ (5,781,264)	¥ (5,614,162)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows: